TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 672	$ 629
Collateral deposits	609	434
Short term deposits and advances	113	27
Inventory	42	31
Prepaids and others	86	354
Income tax receivables	74	39
Other short-term receivables	137	76
Sales tax receivable	73	36
Current portion of contract asset	54	57
Trade receivables and other current assets, net	$ 1,860	$ 1,683
% of trade receivables that is current	89.00%	82.00%